Unapproved Change Orders and Claims Against Clients and Estimated Recoveries of Claims Against Suppliers and Subcontractors (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Increases in Unapproved Change Orders and Claims [Line Items]
Commitments, estimated recovery		$ 1,800
Ichthys LNG Project
Increases in Unapproved Change Orders and Claims [Line Items]
Letters of credit outstanding, amount		164
JKC Joint Venture
Increases in Unapproved Change Orders and Claims [Line Items]
Additional investments to joint venture		484
JKC Joint Venture | Legal Action Against the Consortium for Combined Cycle Power Plant | Settled Litigation
Increases in Unapproved Change Orders and Claims [Line Items]
Funds received from litigation settlement	$ 52
Cost Reimbursable
Increases in Unapproved Change Orders and Claims [Line Items]
Changes in estimates at completion		$ 157	$ 158
Ichthys LNG Project
Increases in Unapproved Change Orders and Claims [Line Items]
Variable interest entity, ownership percentage		30.00%	30.00%
JKC Joint Venture
Increases in Unapproved Change Orders and Claims [Line Items]
Variable interest entity, ownership percentage		30.00%